Equity and share capital (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, end of year	1,790,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price balance, end of year	$ 1.03
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, beginning of period	5,466,325	4,705,715
Options granted	1,790,000	1,175,000
Options exercised	(211,101)	(79,500)
Options forfeited	(73,649)	(124,890)
Options expired	(749,610)	(210,000)
Balance, end of year	6,221,965	5,466,325
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price balance, beginning of period	$ 1.14	$ 1.09
Weighted average exercise price, Options granted	$ 1.27	$ 1.38
Weighted average exercise price, Options exercised	$ 0.79	$ 0.72
Weighted average exercise price, Options forfeited	$ 1.30	$ 0.95
Weighted average exercise price, Options expired	$ 2.4	$ 1.61
Weighted average exercise price balance, end of year	$ 1.03	$ 1.14